Concessions Payable - Summary of Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 243,917	R$ 2,607,806
Current	27,413	27,662
Non-current	2,905,921	2,580,144
Lease	2,689,417
Leases and concessions	2,933,334
Concessions Payable [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	48,827	126,686
Concessions Payable [member] | Rumo Malha Sul [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	29,414	73,707
Concessions Payable [member] | Rumo Malha Paulista [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	19,413	52,979
Court Discussion [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	195,090	2,481,120
Lease	2,624,555
Leases and concessions	2,819,645
Court Discussion [member] | Rumo Malha Paulista [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	119,806	1,345,722
Lease	1,415,664
Leases and concessions	1,535,470
Court Discussion [member] | Rumo Malha Oeste [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	75,284	R$ 1,135,398
Lease	1,208,891
Leases and concessions	1,284,175
Leases and Concessions Payable [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Leases and concessions	113,689
Leases and Concessions Payable [member] | Rumo Malha Sul [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Leases and concessions	65,550
Leases and Concessions Payable [member] | Rumo Malha Paulista [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Leases and concessions	48,139
Lease Payable.
Disclosure of Concessions Payable And Judicial Deposits [line items]
Lease	64,862
Lease Payable. | Rumo Malha Sul [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Lease	36,136
Lease Payable. | Rumo Malha Paulista [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Lease	R$ 28,726